Operating segment information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating segment information

Note 6. Operating segment information

The chief operating decision-maker (“CODM”), who is responsible for allocating resources and assessing performance of the Group, has been identified as the Board of Directors that makes strategic decisions. Since 2015, the group is reporting two operating segments, respectively the cardiology segment, regrouping the Cardiopoiesis platform, the Corquest platform and C-Cathez, and the immuno-oncology segment regrouping all assets developed based on the platform acquired from OnCyte, LLC.

Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level is currently existing and hence also not considered by the Board for assessing performance or allocating resources.

CODM is not reviewing assets by segments, hence no segment information per assets is disclosed. As per 31 December 2017, all of the Group non-current assets are located in Belgium, except (i) the goodwill and IPRD of OnCyte also located in the US and (ii) the leasehold improvements made in the offices of Celyad Inc. located in Boston, Massachusetts, USA.

In 2015, the management and the CODM have determined that as from 2015, there are two operating segments, respectively the cardiology segment, regrouping the Cardiopoiesis platform, the Corquest platform and C-Cathez, and the immuno-oncology segment regrouping all assets developed based on the platform acquired from OnCyte, LLC.

Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level is currently existing and hence also not considered by the Board for assessing performance or allocating resources.

CODM is not reviewing assets by segments, hence no segment information per assets is disclosed. As per 31 December 2016, all of the Group non-current assets are located in Belgium, except (i) the Corquest intellectual property, valued at €1,5 million which is located in the US, (ii) the goodwill and IPRD of OnCyte also located in the US and (iii) the leasehold improvements made in the offices of Celyad Inc. located in Boston, Massachusetts, USA.

During 2015, marginal revenues were generated from external customers. All revenues generated relate to sales of C-Cathez to a limited number of customers located in the US.

€‘000	For the year ended December 31, 2015
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenue	3			3
Cost of Sales	(1)			(1)
Gross Profit	2	—	—	2
Research & Development expenses	(20,634)	(2,132)		(22,766)
General & Administrative expenses	—	—	(7,230)	(7,230)
Other operating Income & Charges	218	104		322

Operating Profit (Loss)	(20,414)	(2,028)	(7,230)	(29,672)

Net Financial Charges	—	—	306	306
Share of Loss of investments accounted for using the equity method	—	—	252	252
Profit (Loss) before taxes	(20,414)	(2,028)	(6,672)	(29,114)
Income Taxes	—	—	—	—

Profit (Loss) for the year 2015	(20,414)	(2,028)	(6,672))	(29.114)

In August 2016, the Group has received a non-refundable upfront payment as a result of the ONO agreement. This upfront payment has been fully recognised upon receipt as there are no performance obligations nor subsequent deliverables associated to the payment. The non-refundable upfront payment was rather received as a consideration for the sale of licence to ONO. In 2016, the total revenue generated through sales of C-Cathez was € 0.1 million.

€‘000	For the year ended December 31, 2016
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenue	84	8,440		8,523
Cost of Sales	(53)			(53)
Gross Profit	31	8,440	—	8,471
Research & Development expenses	(12,704)	(14,971)		(27,675)
General & Administrative expenses	—	—	(9,744)	(9,744)
Other operating Income & Charges	1,540	1,800		3,340

Operating Profit (Loss)	(11,133)	(4,731)	(9,744)	(25,609)

Net Financial Charges	—	—	1,997	1,997
Profit (Loss) before taxes	(11,133)	(4,731)	(7,747)	(23,612)
Income Taxes	—	—	6	6

Profit (Loss) for the year 2016	(11,133)	(4,731)	(7,742)	(23,606)

In 2017, there were some important one-time non-recurrent items impacting significantly the consolidated income statement. The Board decided to isolate these non-recurrent items in the presentation of the consolidated income statement.

€‘000	For the year ended December 31, 2017
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other operating Income & Charges	1,070	151	1,370	2,590
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)

Operating Profit (Loss)—EBIT	(3,708)	(16,886)	(32,281)	(52,876)

Net Financial Charges	—	—	(3,518)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,799)	(56,396)
Income Taxes	—	—	1	1

Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,798)	(56,395)